Debt - Subordinated Credit Facility (Details) - USD ($)		1 Months Ended	6 Months Ended	12 Months Ended
	Jul. 30, 2021	Mar. 31, 2020	Jun. 30, 2020	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019	Mar. 31, 2021
Debt Instrument [Line Items]
Proceeds from borrowing on credit facilities				$ 0	$ 64,563,000	$ 0
Repayments of accrued interest	$ 100,000
Line of Credit
Debt Instrument [Line Items]
Covenant compliance, overall liquidity threshold							$ 65,000,000
Line of Credit | Subordinated Credit Facility
Debt Instrument [Line Items]
Proceeds from borrowing on credit facilities		$ 30,000,000
Line of Credit | Subordinated Credit Facility | Revolving Credit Facility
Debt Instrument [Line Items]
Maximum borrowing capacity			$ 30,000,000
Debt issuance costs			$ 269,000,000
Proceeds from borrowing on credit facilities		$ 30,000,000
Repayments of accrued interest	$ 200,000
Line of Credit | Subordinated Credit Facility | Revolving Credit Facility | Prime Rate
Debt Instrument [Line Items]
Basis spread			4.25%